    As filed with the Securities and Exchange Commission on March 28, 2005.

                                                 File Nos. 333-88312; 811-09861

================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                               -----------------

                                   FORM N-6


    Registration Statement Under The Securities Act of 1933                  [X]
                       Pre-Effective Amendment No.                           [_]
                       Post-Effective Amendment No. 9                        [X]

                            and/or

Registration Statement Under The Investment Company Act of 1940              [X]

                        Amendment No. 9                                      [X]
                  (check appropriate box or boxes)

                     GE Capital Life Separate Account III
                          (Exact Name of Registrant)

                 GE Capital Life Assurance Company of New York
                           (Exact Name of Depositor)

            622 Third Avenue, 33rd Floor, New York, New York 10017 (Address of Depositor's Principal Executive Office, Zip Code)

                                (804) 281-6910
              (Depositor's Telephone Number, including Area Code)

                            Heather C. Harker, Esq.
                 Vice President and Associate General Counsel
                 GE Capital Life Assurance Company of New York
                             6610 W. Broad Street
                           Richmond, Virginia 23230
               (Name and complete address of Agent for Service)

          -----------------------------------------------------------
                 Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective (check appropriate box):

[_] immediately upon filing pursuant to paragraph (b) of Rule 485


[X] on April 28, 2005 pursuant to paragraph (b) of Rule 485


[_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[_] on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

================================================================================

Pursuant to Rule 485 (b) (1) (iii) of the Securities Act of 1933, the sole purpose of this Post-Effective Amendment No. 9 is to delay the effective date of the Post-Effective No. 8, which was filed on or about January 31, 2005. The Parts A, B and C of Post-Effective Amendment No. 8 are hereby incorporated by reference.

                                  SIGNATURES




Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, GE Capital Life Assurance Company of New York on behalf of the Registrant certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on behalf of the Registrant by the undersigned, duly authorized, in the County of Henrico, Commonwealth of Virginia, on the 28th of March, 2005.



                                                  GE Capital Life Separate
                                                  Account III
                                                  -----------------------------
                                                  Registrant

                                              By: /s/  HEATHER HARKER
                                                  -----------------------------
                                                  Heather Harker
                                                  Vice President and Associate
                                                    General Counsel

                                                  GE Capital Life Assurance
                                                  Company of New York
                                                  -----------------------------
                                                  (Depositor)

                                              By: /s/  HEATHER HARKER
                                                  -----------------------------
                                                  Heather Harker
                                                  Vice President and Associate
                                                    General Counsel


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


          Signature                        Title                   Date
          ---------                        -----                   ----

              *                Director and Executive Vice    March 28, 2005
-----------------------------    President
      Pamela S. Schutz

              *                Director                       March 28, 2005
-----------------------------
     Marshall S. Belkin

              *                Director                       March 28, 2005
-----------------------------
       Richard I. Byer

              *                Director                       March 28, 2005
-----------------------------
      Bernard M. Eiber

              *                Director                       March 28, 2005
-----------------------------
        Kelly L. Groh

              *                Director                       March 28, 2005
-----------------------------
        Paul A. Haley

              *                Director                       March 28, 2005
-----------------------------
      Jerry S. Handler

              *                Director                       March 28, 2005
-----------------------------
      Gerald A. Kaufman

              *                Director and Senior Vice       March 28, 2005
-----------------------------    President
        Leon E. Roday

              *                Director                       March 28, 2005
-----------------------------
        Isidore Sapir

          Signature                        Title                   Date
          ---------                        -----                   ----

              *                Director, Senior Vice          March 28, 2005
-----------------------------    President and Chief
       David J. Sloane           Administrative Officer

              *                Director and Senior Vice       March 28, 2005
-----------------------------    President
      Geoffrey S. Stiff

              *                Director and President of      March 28, 2005
-----------------------------    Long Term Care Division
      Thomas M. Stinson

              *                Senior Vice President,         March 28, 2005
-----------------------------    General Counsel and
       Thomas E. Duffy           Secretary

              *                Senior Vice President and      March 28, 2005
-----------------------------    Chief Financial Officer
    J. Kevin Helmintoller

              *                Vice President and Controller  March 28, 2005
-----------------------------
       John E. Karaffa

     /s/  HEATHER HARKER       Vice President and Associate   March 28, 2005
-----------------------------    General Counsel
       Heather Harker

  *By: /s/  HEATHER HARKER     , pursuant to Power of         March 28, 2005
-----------------------------    Attorney executed on
       Heather Harker            November 1, 2004.


                                      C-2